The cumulative tax effect at the expected rate of 21% of significant items comprising our net deferred tax amount is as follows: (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Deferred tax asset attributable to:
Net operating loss carryover	$ 1,295,212	$ 1,270,643
Valuation allowance	(1,295,212)	(1,270,643)
Net deferred tax asset